UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-06671

DWS Global High Income Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  10/31

Date of reporting period: 1/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2010 (Unaudited)

DWS Global High Income Fund, Inc.
				Principal Amount ($) (a)	Value ($)
Bonds 93.3%
Argentina 2.8%
Republic of Argentina:
	GDP Linked Note, 12/15/2035			1,890,000	97,355
	0.578% **, 4/30/2013			195,000	159,610
	Series X, 7.0%, 4/17/2017			2,000,000	1,513,000
	8.28%, 12/31/2033			685,207	467,654

(Cost $2,690,644)					2,237,619
Brazil 4.5%
Federative Republic of Brazil:
	7.125%, 1/20/2037			1,600,000	1,778,400
	11.0%, 1/11/2012			1,330,000	1,552,775
Independencia International Ltd.:
	REG S, 9.875%, 5/15/2015 *			570,000	149,625
	REG S, 9.875%, 1/31/2017 *			460,000	120,750

(Cost $4,207,769)					3,601,550
Chile 3.6%
	Corporacion Nacional del Cobre - Codelco, REG S, 5.625%, 9/21/2035 (Cost $2,417,296)			3,000,000	2,927,025
Colombia 3.8%
Republic of Colombia:
	7.375%, 9/18/2037			2,000,000	2,125,000
	11.75%, 3/1/2010		COP	1,900,000,000	963,316

(Cost $3,103,488)					3,088,316
Egypt 2.9%
Republic of Egypt:
	8.6%, 2/28/2011		EGP	10,000,000	1,845,197
	9.1%, 9/20/2012		EGP	2,600,000	473,480

(Cost $2,293,899)					2,318,677
El Salvador 4.1%
Republic of El Salvador:
	REG S, 7.65%, 6/15/2035			2,570,000	2,608,550
	REG S, 8.25%, 4/10/2032			650,000	691,438

(Cost $3,307,097)					3,299,988
Ghana 2.2%
	Republic of Ghana, REG S, 8.5%, 10/4/2017 (Cost $1,715,725)			1,720,000	1,810,300
Indonesia 6.7%
	Majapahit Holding BV, REG S, 7.75%, 10/17/2016			1,000,000	1,063,095
Republic of Indonesia:
	Series FR-49, 9.0%, 9/15/2013		IDR	7,000,000,000	766,412
	Series FR-23, 11.0%, 12/15/2012		IDR	19,160,000,000	2,201,957
	REG S, 11.625%, 3/4/2019			313,000	442,113
	Series FR-18, 13.175%, 7/15/2012		IDR	3,200,000,000	381,419
	Series FR-16, 13.45%, 8/15/2011		IDR	4,400,000,000	510,147

(Cost $4,990,736)					5,365,143
Iraq 1.0%
	Republic of Iraq, REG S, 5.8%, 1/15/2028 (Cost $550,479)			1,000,000	765,000
Kazakhstan 4.7%
KazMunaiGaz Finance Sub BV:
	Series 1, REG S, 8.375%, 7/2/2013			680,000	739,500
	Series 2, REG S, 9.125%, 7/2/2018			2,150,000	2,456,375
	144A, 11.75%, 1/23/2015			500,000	616,250

(Cost $3,030,716)					3,812,125
Lebanon 2.9%
Lebanese Republic:
	8.5%, 8/6/2015			825,000	940,500
	9.0%, 5/2/2014			1,200,000	1,374,000

(Cost $2,096,880)					2,314,500
Lithuania 1.3%
	Republic of Lithuania, REG S, 6.75%, 1/15/2015 (Cost $1,024,317)			1,000,000	1,023,000
Mexico 4.8%
United Mexican States:
	Series A, 5.125%, 1/15/2020 (b)			3,000,000	2,992,500
	8.3%, 8/15/2031			730,000	883,300

(Cost $3,864,061)					3,875,800
Panama 2.6%
Republic of Panama:
	6.7%, 1/26/2036			300,000	309,750
	7.125%, 1/29/2026			820,000	912,250
	8.875%, 9/30/2027			700,000	892,500

(Cost $1,977,310)					2,114,500
Peru 5.2%
Republic of Peru:
	6.55%, 3/14/2037			600,000	603,000
	7.35%, 7/21/2025			3,200,000	3,576,000

(Cost $3,875,049)					4,179,000
Philippines 4.0%
	Bangko Sentral Ng Pilipinas, Series A, 8.6%, 6/15/2027 (Cost $2,998,372)			2,800,000	3,192,000
Russia 6.6%
	Red Arrow International Leasing PLC, "A", 8.375%, 6/30/2012		RUB	17,502,131	570,519
	Russian Federation, REG S, 7.5%, 3/31/2030			4,230,000	4,759,173

(Cost $4,828,747)					5,329,692
Serbia 1.5%
	Republic of Serbia, REG S, 6.75%, 11/1/2024 (Cost $1,050,772)			1,200,000	1,188,000
Sri Lanka 0.3%
	Republic of Sri Lanka, REG S, 7.4%, 1/22/2015 (Cost $250,000)			250,000	263,125
Turkey 5.4%
Republic of Turkey:
	6.875%, 3/17/2036			2,110,000	2,094,175
	Series CPI, 10.0%, 2/15/2012		TRY	2,728,962	2,077,603
	16.0%, 3/7/2012		TRY	200,000	151,461

(Cost $4,278,568)					4,323,239
Ukraine 3.1%
Government of Ukraine:
	REG S, 6.58%, 11/21/2016			500,000	415,050
	REG S, 6.875%, 3/4/2011			500,000	480,050
	REG S, 7.65%, 6/11/2013			1,750,000	1,627,675

(Cost $2,655,770)					2,522,775
United States 9.4%
	Adjustable Rate Mortgage Trust, "2A1", Series 2006-1, 5.822% **, 3/25/2036			881,081	404,305
	AES Corp., 144A, 8.75%, 5/15/2013			500,000	510,000
	Banc of America Commercial Mortgage, Inc., "A4", Series 2007-2, 5.689% **, 4/10/2049			600,000	535,937
	Bear Stearns ALT-A Trust, "23A1", Series 2006-2, 5.644% **, 3/25/2036			1,127,508	638,199
	FIA Credit Services NA, 7.125%, 11/15/2012			1,130,000	1,245,294
JPMorgan Alternative Loan Trust:
	"2A5", Series 2006-A5, 5.85%, 10/25/2036			2,000,000	958,419
	"A7", Series 2006-A4, 6.3%, 9/25/2036			2,000,000	986,026
	JPMorgan Chase Commercial Mortgage Securities Corp., "A4", Series 2007-LD12, 5.882% **, 2/15/2051			335,000	315,187
	Structured Adjustable Rate Mortgage Loan Trust, "1A4", Series 2005-22, 5.25%, 12/25/2035			1,750,000	649,241
	Tesoro Corp., 6.25%, 11/1/2012			600,000	604,500
	Washington Mutual Mortgage Pass-Through Certificates Trust, "1A1", Series 2006-AR18, 5.273% **, 1/25/2037			903,512	678,356

(Cost $6,092,792)					7,525,464
Uruguay 3.3%
Republic of Uruguay:
	7.875%, 1/15/2033			1,400,000	1,522,500
	8.0%, 11/18/2022			1,000,000	1,143,500

(Cost $2,540,869)					2,666,000
Venezuela 6.6%
	Petroleos de Venezuela SA, 5.25%, 4/12/2017			2,600,000	1,573,000
Republic of Venezuela:
	7.65%, 4/21/2025			100,000	62,000
	REG S, 7.75%, 10/13/2019			800,000	536,000
	10.75%, 9/19/2013			3,449,000	3,138,590

(Cost $6,247,518)					5,309,590

Total Bonds (Cost $72,088,874)					75,052,428
Sovereign Loans 4.6%
Russia 3.9%
	Gazprom, REG S, 7.288%, 8/16/2037			1,000,000	935,000
	Russian Agricultural Bank, REG S, 7.75%, 5/29/2018			2,070,000	2,214,900

(Cost $2,892,059)					3,149,900
Ukraine 0.7%
	Export-Import Bank of Ukraine, 7.65%, 9/7/2011 (Cost $436,068)			600,000	549,000

Total Sovereign Loans (Cost $3,328,127)					3,698,900

				Shares	Value ($)
Securities Lending Collateral 3.6%
	Daily Assets Fund Institutional, 0.17% (c) (d) (Cost $2,889,900)			2,889,900	2,889,900
Cash Equivalents 0.5%
Central Cash Management Fund, 0.17% (c) (Cost $450,057)				450,057	450,057

				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $78,756,958) †				102.0	82,091,285
Other Assets and Liabilities, Net				(2.0)	(1,622,007)

Net Assets				100.0	80,469,278
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Independencia International Ltd.:	9.875%	5/15/2015	570,000	568,934	149,625
	9.875%	1/31/2017	460,000	474,355	120,750
			1,043,289		270,375

**
Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2010.

†
The cost for federal income tax purposes was $79,499,419.  At January 31, 2010, net unrealized appreciation for all securities based on tax cost was $2,591,866.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,962,924 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,371,058.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2010 amounted to $2,826,774 which is 3.5% of net assets.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CPI: Consumer Price Index
GDP: Gross Domestic Product
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

As of January 31, 2010, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

TRY	3,200,000	USD	2,166,701	2/12/2010	32,784	Citigroup, Inc.
RUB	18,500,000	USD	615,649	2/12/2010	7,463	Citigroup, Inc.
Total unrealized appreciation					40,247

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

IDR	35,800,000,000	USD	3,767,628	2/12/2010	(53,647)	Citigroup, Inc.
USD	153,296	COP	300,000,000	2/12/2010	(2,261)	Citigroup, Inc.
USD	282,350	EUR	200,000	2/12/2010	(5,058)	Citigroup, Inc.
EGP	12,600,000	USD	2,239,204	2/12/2010	(62,309)	Citigroup, Inc.
USD	1,034,656	EUR	700,000	2/12/2010	(64,135)	Royal Bank of Scotland PLC
USD	1,231,243	MXN	16,000,000	2/12/2010	(9,570)	Citigroup, Inc.
Total unrealized depreciation					(196,980)

Currency Abbreviations
COP	Colombian Peso	MXN	Mexican Peso
EGP	Egyptian Pound	RUB	Russian Ruble
EUR	Euro	TRY	Turkish Lira
IDR	Indonesian Rupiah	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(e)
Bonds	$—	$72,733,751	$2,318,677	$75,052,428
Sovereign Loans	—	3,698,900	—	3,698,900
Short-Term Investments(e)	3,339,957	—	—	3,339,957
Derivatives(f)	—	40,247	—	40,247
Total	$3,339,957	$76,472,898	$2,318,677	$82,131,532

Liabilities
Derivatives(f)	$—	$(196,980)	$—	$(196,980)
Total	$—	$(196,980)	$—	$(196,980)

(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:
Bonds
Balance as of October 31, 2009	$ 2,316,846
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	3,311
Amortization premium/discount	(1,480)
Net purchase (sales)	—
Net transfers in (out) of Level 3	—
Balance as of January 31, 2010	$ 2,318,677
Net change in unrealized appreciation (depreciation) from investments still held as of January 31, 2010	$ 3,311

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$ (156,733)

ITEM 2.	CONTROLS AND PROCEDURES

(a)    The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)    There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global High Income Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Global High Income Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 25, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 25, 2010